Annual Total Returns - BlackRock Systematic ESG Bond Fund (Class K Shares) [BarChart] - Class K - BlackRock Systematic ESG Bond Fund - Class K Shares	Sep. 28, 2020
Bar Chart Table:
Annual Return 2017	3.38%
Annual Return 2018	(0.32%)
Annual Return 2019	9.44%